Consolidated Balance Sheets (Parentheticals)		Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares: par value (in Dollars per share and Dollars per share) | (per share)	[1]	$ 0.0000625
Ordinary shares: shares authorized	[1]	800,000,000	800,000,000
Ordinary shares: shares issued	[1]	18,000,000	18,000,000
Ordinary shares: shares outstanding	[1]	18,000,000	18,000,000

[1]	Giving retroactive effect to all the 11,250,000 shares issued and outstanding for a share split at a ratio of 1-to-1.6 on July 14, 2023